Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Differences Between Carrying Amount Of Assets And Liabilities For Financial Reporting Purposes

The Company has temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective income tax basis, as measured by enacted state and federal rates as follows:

December 31	2012		2011
Deferred tax assets:	$		$
Net operating loss carryforwards		18,182,000		15,065,000
Charitable contributions		2,800		3,000
Inventory Reserves		365,600		163,000
Stock-based compensation		52,300		361,000

Total deferred tax assets		18,602,700		15,592,000

Deferred tax liabilities:
Depreciation		(154,900)		(160,000)
Amortization		(51,700)		(51,000)

Total deferred tax liabilities		(206,600)		(211,000)

Net deferred tax assets		18,396,100		15,381,000

Valuation allowance		(18,396,100)		(15,381,000)